Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Line Items]
Current trade receivables	€ 3,559	€ 3,928
Current [member]
Receivables [Line Items]
Current trade receivables	3,075	3,413
Not later than one month [member]
Receivables [Line Items]
Current trade receivables	160	189
Later than one month and not later than six months [member]
Receivables [Line Items]
Current trade receivables	245	224
Later than six months [member]
Receivables [Line Items]
Current trade receivables	€ 79	€ 102